Note 13- Business Segment Information (Details) - Segment Reporting Information - Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Waste management services:
Revenues, by segment	$ 51,472	$ 59,470
Income (loss) before income taxes:
Income (loss) before income taxes:	(1,185)	535
Corporate interest income	1	1
Corporate interest expense	(58)	(22)
Corporate other income, net	268	285
Depreciation and amortization expense:
Depreciation and amortization expense:	2,155	1,636
Capital expenditures:
Capital expenditures:	7,684	4,063
Waste Management Services [Member] | Intersegment Eliminations [Member]
Waste management services:
Revenues, by segment	0	0
Waste Management Services [Member] | Operating Segments [Member]
Waste management services:
Revenues, by segment	38,603	47,243
Waste Management Services [Member]
Waste management services:
Revenues, by segment	38,603	47,243
Income (loss) before income taxes:
Income (loss) before income taxes:	2,899	3,787
Depreciation and amortization expense:
Depreciation and amortization expense:	506	99
Capital expenditures:
Capital expenditures:	3,112	2,939
Golf and Related Operations [Member] | Intersegment Eliminations [Member]
Waste management services:
Revenues, by segment	92	89
Golf and Related Operations [Member] | Operating Segments [Member]
Waste management services:
Revenues, by segment	12,961	12,316
Golf and Related Operations [Member]
Waste management services:
Revenues, by segment	12,869	12,227
Income (loss) before income taxes:
Income (loss) before income taxes:	(1,175)	(336)
Depreciation and amortization expense:
Depreciation and amortization expense:	1,475	1,400
Capital expenditures:
Capital expenditures:	4,459	797
Corporate Segment [Member]
Income (loss) before income taxes:
Corporate interest income	1	1
Corporate interest expense	(38)
Corporate other income, net	32	35
General corporate expenses	(2,904)	(2,952)
Depreciation and amortization expense:
Depreciation and amortization expense:	174	137
Capital expenditures:
Capital expenditures:	113	327
Intersegment Eliminations [Member]
Waste management services:
Revenues, by segment	(92)	(89)
Operating Segments [Member]
Waste management services:
Revenues, by segment	51,564	59,559
Income (loss) before income taxes:
Income (loss) before income taxes:	$ 1,724	$ 3,451